Related party disclosures	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Related party disclosures	Related party disclosures
11.1    Related party disclosures
Balances pending at the period-end are not guaranteed, accrue no interest and are settled in cash, no guarantees have been delivered or received for trade and other receivables due from related parties or trade and other payables due to related parties.
11.2    Relationships between the parent and the entity
Pursuant to Article 99 of Law of the Securities Market Law, the CMF may determine that a company does not have a controlling entity in accordance with the distribution and dispersion of its ownership. On November 30, 2018, the CMF issued the ordinary letter No. 32,131 whereby it determined that Pampa Group, do not exert decisive power over the management of the Company since it does not have a predominance in the ownership that allows it to make management decisions. Therefore, the CMF has determined not to consider Pampa Group as the controlling entity of the Company and that the Company does not have a controlling entity given its current ownership structure.
11.3    Detailed identification of related parties and subsidiaries
As of December 31, 2025 and 2024, the detail of entities that are identified as subsidiaries or related parties of the SQM Group is as follows:

Tax ID No	Name	Country of origin	Functional currency	Nature
96.592.190-7	SQM Nitratos S.A.	Chile	Dollar	Subsidiary
96.651.060-9	SQM Potasio SpA (6)	Chile	Dollar	Subsidiary
79.770.780-5	Serv. Integrales de Tránsito y Transferencia S.A.	Chile	Dollar	Subsidiary
79.906.120-1	Isapre Norte Grande Ltda.	Chile	Peso	Subsidiary
96.592.180-K	Ajay SQM Chile S.A.	Chile	Dollar	Subsidiary

Tax ID No	Name	Country of origin	Functional currency	Nature
79.876.080-7	Almacenes y Depósitos Ltda. (18)	Chile	Peso	Subsidiary
79.626.800-K	Nova Andino Litio SpA (7) (24)	Chile	Dollar	Subsidiary
79.947.100-0	SQM Industrial S.A.	Chile	Dollar	Subsidiary
76.425.380-9	Exploraciones Mineras S.A.	Chile	Dollar	Subsidiary
76.534.490-5	Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Peso	Subsidiary
79.768.170-9	Soquimich Comercial S.A.	Chile	Dollar	Subsidiary
76.064.419-6	Comercial Agrorama Ltda. (1)	Chile	Peso	Subsidiary
96.801.610-5	Comercial Hydro S.A.	Chile	Dollar	Subsidiary
76.145.229-0	Agrorama S.A.	Chile	Peso	Subsidiary
76.359.919-1	Orcoma Estudios SpA	Chile	Dollar	Subsidiary
76.360.575-2	Orcoma SpA	Chile	Dollar	Subsidiary
76.686.311-9	SQM MAG SpA	Chile	Dollar	Subsidiary
77.114.779-8	Sociedad Contractual Minera Búfalo	Chile	Dollar	Subsidiary
76.630.159-2	SQM Nueva Potasio SpA (8)	Chile	Dollar	Subsidiary
78.009.141-K	SQM Lab SpA (17)	Chile	Dollar	Subsidiary
76.641.889-9	SQM Nueva Industrial III SpA (22)	Chile	Dollar	Subsidiary
Foreign	SQM North America Corp.	United States of America	Dollar	Subsidiary
Foreign	RS Agro Chemical Trading Corporation A.V.V. (2)	Aruba	Dollar	Subsidiary
Foreign	Nitratos Naturais do Chile Ltda.	Brazil	Dollar	Subsidiary
Foreign	SQM Corporation N.V.	Curacao	Dollar	Subsidiary
Foreign	SQM Ecuador S.A.	Ecuador	Dollar	Subsidiary
Foreign	SQM Brasil Ltda.	Brazil	Dollar	Subsidiary
Foreign	SQMC Holding Corporation.	United States of America	Dollar	Subsidiary
Foreign	SQM Japan Co. Ltd.	Japan	Dollar	Subsidiary
Foreign	SQM Europe N.V.	Belgium	Dollar	Subsidiary
Foreign	SQM Indonesia S.A.	Indonesia	Dollar	Subsidiary
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	SQM Investment Corporation N.V.	Curacao	Dollar	Subsidiary
Foreign	Royal Seed Trading Corporation A.V.V. (3)	Aruba	Dollar	Subsidiary
Foreign	SQM France S.A.	France	Dollar	Subsidiary
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	SQM Nitratos México S.A. de C.V.	Mexico	Dollar	Subsidiary
Foreign	Soquimich European Holding B.V.	Holland	Dollar	Subsidiary
Foreign	SQM Iberian S.A.	Spain	Dollar	Subsidiary
Foreign	SQM África Pty Ltd.	South Africa	Dollar	Subsidiary

Tax ID No	Name	Country of origin	Functional currency	Nature
Foreign	SQM Oceanía Pty Ltd.	Australia	Dollar	Subsidiary
Foreign	SQM Beijing Commercial Co. Ltd.	China	Dollar	Subsidiary
Foreign	SQM Thailand Limited (15)	Thailand	Dollar	Subsidiary
Foreign	SQM Colombia SAS	Colombia	Dollar	Subsidiary
Foreign	SQM Australia Pty	Australia	Dollar	Subsidiary
Foreign	SQM (Shanghai) Chemicals Co. Ltd.	China	Dollar	Subsidiary
Foreign	Soquimich LLC	South Korea	Dollar	Subsidiary
Foreign	SQM Holland B.V.	Holland	Dollar	Subsidiary
Foreign	Soquimich Comercial Brasil Ltda.	Brazil	Dollar	Subsidiary
Foreign	Blue Energy Business and Trade (Shanghai) Co., Ltd. (4)	China	Dollar	Subsidiary
Foreign	SQM Comercial Perú S.A.C. (5)	Peru	Dollar	Subsidiary
Foreign	SQM India Private Limited (9)	India	Indian Rupee	Subsidiary
Foreign	Sichuan Dixin New Energy Co., Ltd. (10)	China	Chinese Yuan	Subsidiary
Foreign	SQM (Shanghai) Industrial Co, Ltd. (11)	China	Dollar	Subsidiary
Foreign	SQM Lithium Europe NV (12)	Belgium	Dollar	Subsidiary
Foreign	SQM Lithium North America Corporation (13)	United States of America	Dollar	Subsidiary
Foreign	Sociedad Química y Minera Maroc (14)	Morocco	Moroccan Dirham	Subsidiary
Foreign	SQM Lithium Japan Co, Ltd. (16)	Japan	Dollar	Subsidiary
Foreign	Harding Battery Minerals (Novo JV)	Australia	Dollar	Subsidiary
Foreign	Pirra Lithium Pty Ltd (19)	Australia	Australian Dollar	Subsidiary
Foreign	SQM Hellas A.E. (20)	Grecee	Dollar	Subsidiary
Foreign	SQM Canada Inc. (21)	Canada	Dollar	Subsidiary
Foreign	Ajay North America	United States of America	Dollar	Associate
Foreign	Ajay Europe SARL	France	Euro	Associate
Foreign	SAS Adionics	France	Euro	Associate
Foreign	Abu Dhabi Fertilizer Industries WWL	United Arab Emirates	Arab Emirates Dirham	Associate
Foreign	SQM Vitas Fzco (23)	United Arab Emirates	Arab Emirates Dirham	Joint venture
Foreign	Pavoni & C, SpA.	Italy	Euro	Joint venture
Foreign	Covalent Lithium Pty Ltd.	Australia	Australian Dollar	Joint venture
Foreign	Azure Minerals	Australia	Australian Dollar	Joint venture
Foreign	SH Mining Pty Ltd	Australia	Australian Dollar	Joint venture
Foreign	SQM Vitas Brasil Agroindustria	Brazil	Brazilian real	Other related parties
77.780.914-8	Salares de Chile SpA	Chile	Dollar	Other related parties
_______________________________________________
(1)SQM has control over the management of Comercial Agrorama Ltda.
(2)RS Agro Chemical Trading Corporation A.V.V. was liquidated during the first quarter of 2024.
(3)Royal Seed Trading Corporation A.V.V. was liquidated during the first quarter of 2024.
(4)Blue Energy Business and Trade (Shanghai) Co., Ltd. was incorporated on March 21, 2024.
(5)On March 27, 2024, 100% of SQM Vitas Perú S.A.C. was acquired. In April 2024, SQM Vitas Perú S.A.C. changed its corporate name to SQM Comercial Perú S.A.C.
(6)On May 31, 2024, SQM Potasio S.A. was transformed from SQM Potasio S.A. to SQM Potasio SpA.
(7)On May 31, 2024, SQM Salar S.A. was transformed from SQM Salar S.A. to SQM Salar SpA.
(8)On May 31, 2024, SQM Potasio SpA was divided creating SQM Nueva Potasio SpA.
(9)The subsidiary SQM India Private Limited was incorporated on April 22, 2024.
(10)The subsidiary Sichuan Dixin New Energy Co., Ltd. was acquired on April 30, 2024.
(11)SQM (Shanghai) Industrial Co., Ltd. was incorporated on September 18, 2024.
(12)On September 9, 2024, the subsidiary SQM Lithium Europe NV was incorporated.
(13)On September 17, 2024, the subsidiary SQM Lithium North America Corporation was incorporated.
(14)On July 18, 2024, Sociedad Química y Minera Maroc was incorporated.
(15)In the fourth quarter of 2024, SQM Thailand Limited was liquidated.
(16)On October 2024 the subsidiary SQM Lithium Japan Co. Ltd. was incorporated.
(17)On December 16, 2024, the subsidiary SQM Lab SpA was incorporated.
(18)On February 21, 2025 Almacenes y Depósitos Ltda. was dissolved.
(19)On January 14, 2025, the remaining 40% of Pirra Lithium Pty Ltd. was acquired, bringing the total capital interest to 80%.Lithium Japan
(20)On March 12, 2025, SQM Hellas A.E. was incorporated,
(21)On May 14, 2025, Sociedad SQM Canada Inc. was incorporated.
(22)On June 30, 2025, Sociedad SQM Industrial III SpA. was incorporated.
(23)On November 30, 2025, SQM Vitas Fzco. was liquidated.
(24)On December 27, 2025, SQM and Codelco formed a partnership, and as a result of this agreement, SQM Salar SpA (in the same merger act) changed its corporate name to “Nova Andino Litio SpA”.
The following other related parties correspond to mining contractual corporations.

Tax ID No.	Name	Country of origin	Functional currency	Relationship
N/A	Sociedad Contractual Minera Pampa Unión	Chile	Peso	Other related parties
N/A	Sociedad Contractual Minera Capricornio	Chile	Peso	Other related parties

11.4    Detail of related parties and related party transactions
Transactions between the Company and its subsidiaries, associated businesses, joint ventures and other related parties are part of the Company’s common transactions. Their conditions are those customaries for this type of transactions in respect of terms and market prices. Maturity terms for each case vary by virtue of the transaction giving rise to them.
For the period ended December 31, 2025 and 2024, the detail of significant transactions involving amounts greater than ThUS$1,000 with "associates and Joint ventures" is as follows:

Tax ID No	Name	Nature	Country of origin	Transaction	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
					ThUS$	ThUS$	ThUS$
Foreign	Ajay Europe S.A.R.L.	Associate	France	Sale of products	40,702	51,838	45,314
Foreign	Ajay Europe S.A.R.L.	Associate	France	Dividends	2,877	3,049	4,682
Foreign	Ajay North America LL.C.	Associate	United States	Sale of products	39,117	50,593	30,791
Foreign	Ajay North America LL.C.	Associate	United States	Dividends	4,291	2,799	4,013
Foreign	SQM Vitas Perú S.A.C.	Other related parties	Peru	Sale of products	—	7,237	17,312
Foreign	Pavoni & CPA	Joint venture	Italy	Sale of products	5,443	6,423	5,541
Foreign	Pavoni & CPA	Joint venture	Italy	Dividends	—	218	—
Foreign	SQM Vitas Fzco	Joint venture	United Arab Emirates	Dividends	2,511	12,500	—
11.5    Trade receivables due from related parties, current:

Tax ID No	Name	Nature	Country of origin	Currency	As of December 31, 2025	As of December 31, 2024
					ThUS$	ThUS$
Foreign	Ajay Europe S.A.R.L.	Associate	France	Euro	7,986	13,213
Foreign	Ajay North America LL.C.	Associate	United States of America	Dollar	10,328	7,232
96.511.530-7	Soc. de Inversiones Pampa Calichera	Other related parties	Chile	Dollar	—	4
Foreign	Pavoni & C. SpA	Joint venture	Italy	Euro	1,978	1,511
Foreign	Azure Minerals	Joint venture	Australia	Australian dollar	8,667	4,713
Foreign	SH Mining Pty Ltd	Joint venture	Australia	Australian dollar	7,840	2,033
Total					36,799	28,706
As of December 31, 2025 and 2024, receivables are net of provision for ThUS$ 247 and ThUS$ 668, respectively.
11.6    Current trade payables due to related:

Tax ID No	Name	Nature	Country of origin	Currency	As of December 31, 2025	As of December 31, 2024
					ThUS$	ThUS$
Foreign	Covalent Lithium Pty Ltd.	Joint venture	Australia	Australian dollar	5,818	4,438
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Dollar	—	5,827
77.780.914-8	Salares de Chile SpA	Other related parties	Chile	Dollar	47,588	—
Total					53,406	10,265
11.7    Other disclosures:
Note 6 describes the remuneration of the board of directors, administration and key management personnel.